Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Imperial Petroleum Inc. and its subsidiaries referred to in Note 1 from their date of incorporation/ acquisition and until their date of disposal. All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates:
The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Other comprehensive (loss) / income
Other comprehensive (loss) / income:
The Company has no other comprehensive (loss) / income and accordingly comprehensive (loss) / income equals net (loss) / income for all periods presented. As such, no statement of comprehensive (loss) / income has been presented.

Foreign Currency Translation
Foreign Currency Translation:
The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of comprehensive income.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.
Time Deposits
Time Deposits:
Time deposits held with banks with original maturities longer than three months are classified and presented as Time Deposits. In the event remaining maturities are shorter than 12 months, such deposits are classified as current assets; if original maturities are longer than 12 months, such deposits are classified as non-current
assets.

Trade Receivables
Trade Receivables:
The amount shown as trade receivables includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. The Company assesses collectability by reviewing trade receivables on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status. The Company also considers customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data. The Company assessed that any impairment of trade receivables arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842, while all other receivables are assessed for expected credit losses under ASC 326. Under the simplified approach of ASC 326, the Company recognizes lifetime expected credit losses (“ECLs”) on receivables and the loss allowance is always equal to ECLs. With regards to operating lease receivables, ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. No provision for doubtful accounts was required for the periods presented.

Claim Receivables
Claim Receivables:
Claim receivables are recorded on the accrual basis and represent the claimable expenses, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities.

Inventories
Inventories:
Inventories consist of bunkers (for vessels under voyage charter or on ballast or idle) and lubricants which are stated at the lower of cost and net realizable value. The cost is determined by the first-in,
first-out
method. The Company considers victualing and stores as being consumed when purchased and, therefore, such costs are expensed when incurred.

Vessels, net
Vessels, net:
Vessels, net are stated at cost less depreciation and impairment, if any. Cost consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred.

Impairment or Disposal of Long-lived Assets
Impairment or Disposal of Long-lived Assets:
Impairment charges are recorded for long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related vessels, quarterly. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of comprehensive income. Various factors including anticipated future charter rates, estimated scrap values, future dry-docking
costs and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations. Undiscounted cash flows are determined by considering the revenues from existing charters for those vessels that have long term employment and when there is no charter in place the estimates based on historical average rates for the respective class of vessel.

Vessels' Depreciation
Vessels’ Depreciation:
The cost of each of the Company’s vessels is depreciated on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of each of the Company’s vessels to be 25 years, from the date of their construction.

Segment Reporting
Segment Reporting:
The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), receives financial information and evaluates the Company’s operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. The CODM does not use discrete financial information to evaluate the operating results of each type of charter or vessel but is instead regularly provided with only the consolidated expenses as noted on the face of the consolidated statements of comprehensive income. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet and the CODM assesses performance for the vessel operations and decides how to allocate resources based on consolidated net income. Thus, the Company has determined that it operates under one reportable segment as well as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Accounting for Special Survey and Dry-docking Costs	Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs are expensed in the period incurred.
Accounting for Revenue and Related Expenses
Accounting for Revenue and Related Expenses:
The Company generates revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters or voyage charters.
A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid for by the Company under time charter agreements. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. Some of the Company’s time charters may also contain profit sharing provisions, under which the Company can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. The Company’s time charter contracts are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 – Leases, because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter revenues are recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Revenues from profit sharing arrangements in time charters are recognized in the period earned. Under time charter agreements, all voyages expenses, except commissions are assumed by the charterer.
The Company elected to make use of a practical expedient for lessors, not to separate the lease and non-lease
components included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and the non-lease
component, the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease
components are earned by passage of time) and the predominant component is the lease.
A voyage charter is a contract in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge
port basis, subject to various cargo handling terms. The Company accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Company can identify each party’s rights regarding the services to be transferred, (3) the Company can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Company’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company determined that its voyage charters consist of a single performance obligation, which is to provide the charterer with an integrated transportation service within a specified time period, and is met evenly as the voyage progresses and begins to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage/despatch clause according to which, in the case of demurrage the charterer reimburses the vessel owner for any potential delays exceeding the allowed lay-time
as per the charter party clause at the ports visited

which is recorded as demurrage revenue, while in the case of despatch, the owner reimburses the charterer for the earlier discharging of the cargo from the agreed time. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenues from voyage charters are recognized on a straight-line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. Demurrage/despatch revenues/expenses are recognized when the amount can be estimated and its collection/payment is probable. In voyage charters, vessel operating and voyage expenses are paid for by the Company. The voyage charters are considered service contracts which fall under the provisions of ASC 606 because the Company retains control over the operations of the vessels such as the routes taken or the vessels’ speed.
Deferred income mainly represents cash received for undelivered performance obligations. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long-term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers and the Manager for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and expensed over the related charter period and all the other voyage expenses are expensed as incurred except for expenses during the ballast portion of the voyage. Any expenses incurred during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port) such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that the Company can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘other current assets’ in the accompanying consolidated balance sheets.
Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and other operating expenses. Vessel operating expenses are expensed as incurred.

Equity Compensation Plan
Equity Compensation Plan:
Share-based compensation includes vested
and non-vested
shares and options to purchase common shares that may be granted to employees of the Company, to employees of the Manager and to non-employee
directors, for their services as directors and is included in General and administrative expenses in the consolidated statements of comprehensive income. These shares are measured at their fair value. The fair value of the restricted shares is equal to the market value of the Company’s common stock on the grant date. The fair value of each option to purchase a common share granted is estimated on the date of the grant using the Black-Scholes option pricing model. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is recognized in full on the grant date. The restricted shares and the options to purchase common shares that contain a time-based service vesting condition are considered non-vested
on the grant date and a total fair value of such awards is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method). The fair value is recognized (as compensation expense) over the requisite service period for all awards that vest. The Company accounts for forfeitures as they occur.

Dividends
Dividends:
Dividends on cumulative preferred shares are recorded when declared. Dividends are recorded in equity against retained earnings to the extent there are retained earnings on the date of recording, while any shortfall is recorded in additional paid-in
capital.

Earnings per common share

Earnings per common share:
Basic earnings per common share are computed under
the two-class
method by dividing net income by the weighted average number of common shares outstanding during the period. Dividends on cumulative redeemable perpetual preferred shares reduce the income available to common shareholders, (whether or not earned). Diluted earnings per common share, reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution is computed by either the treasury stock method or the two–class method, whichever results in the more dilutive effect. Under the treasury stock method, all of the Company’s dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted
earnings per share computation to the extent these are not anti-dilutive.

Offering costs
Offering costs:
Expenses directly attributable to an equity offering are deferred and set off against the proceeds of the offering within paid-in
capital, unless the offering is aborted, in which case they are written-off
and charged to earnings.

Distinguishing Liabilities from Equity
Distinguishing Liabilities from Equity:
The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” and ASC 815 “Derivatives and Hedging” to determine the classification of certain freestanding financial instruments as either liabilities or equity. ASC 480 requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. The Company further analyses the key features of the warrants and examines whether certain of these features affect their classification under ASC 815.

Investment in related party (Financial Instruments, Recognition and Measurement)
Investment in related party (Financial Instruments, Recognition and Measurement):
The Company has elected to measure equity securities without a readily determinable fair value, that do not qualify for the practical expedient in ASC 820 Fair Value Measurement to estimate fair value using the Net Asset Value (“NAV”) per share (or its equivalent), at its cost minus impairment, if any. At each reporting period, the Company also evaluates indicators such as the investee’s performance and its ability to continue as going concern and market conditions, to determine whether an investment is impaired in which case, the Company will estimate the fair value of the investment to determine the amount of the impairment loss.

Stock and warrant repurchases
Stock and warrant repurchases:
The Company records the repurchase of its common shares and warrants at cost. The Company’s common shares repurchased for retirement are immediately cancelled and the Company’s common stock is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in
capital, in accordance with ASC
505-30-30,
Treasury Stock. For warrants repurchased, if the instrument is classified as equity, any cash paid in the settlement is recorded as an offset to additional paid-in
capital. The Company’s warrants are all classified as equity.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:
In November 2024, the FASB issued ASU
2024-03,
“Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the income statement. The amendments primarily affect disclosure requirements (and do not change expense recognition or income statement presentation) and generally require disaggregation, in the notes, of relevant expense captions into prescribed natural expense categories, as well as disclosures about selling expenses. In January 2025, the FASB issued ASU
2025-01,
which clarifies the effective date of ASU
2024-03.
This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of this standard on its financial statements.

In July 2025, the FASB issued ASU
2025-05,
“Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets.” This standard clarifies the measurement of expected credit losses for accounts receivable and contract assets within its scope. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.
In December 2025, the FASB issued ASU
2025-11,
“Interim Reporting (Topic 270): Narrow-Scope Improvements.” The amendments clarify the applicability of Topic 270 to interim financial statements and notes prepared in accordance with GAAP, provide a comprehensive list of interim disclosure requirements and add a disclosure principle requiring disclosure of events and changes since the end of the most recent annual reporting period that have a material impact on the entity. For public business entities, the amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.
In December 2025, the FASB issued ASU
2025-12,
“Codification Improvements.” The amendments clarify, correct errors in, and make minor improvements to various topics in the FASB Accounting Standards Codification. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its cons olidat
ed financial statements and related disclosures.